Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020

	Shares		Value
LONG COMMON STOCKS - 45.54%
Aerospace & Defense - 0.68%
Kratos Defense & Security Solutions, Inc. (a)	12,469		$224,567
Lockheed Martin Corporation	177		67,078
Teledyne Technologies, Inc. (a)	162		49,685
TransDigm Group, Inc.	8		3,453
Virgin Galactic Holdings, Inc. (a)	14,972		336,121
			680,904
Air Freight & Logistics - 0.74%
C.H. Robinson Worldwide, Inc.	232		21,743
FedEx Corporation (j)	1,986		334,442
Hub Group, Inc., Class A (a)	1,725		91,252
United Parcel Service, Inc., Class B	623		88,939
XPO Logistics, Inc. (a)	2,735		205,180
			741,556
Airlines - 0.10%
Alaska Air Group, Inc.	1,157		39,847
American Airlines Group, Inc.	116		1,290
JetBlue Airways Corporation (a)	540		5,584
Southwest Airlines Company	232		7,166
Spirit Airlines, Inc. (a)	2,204		34,845
United Airlines Holdings, Inc. (a)	258		8,096
			96,828
Auto Components - 0.10%
Adient plc - ADR (a)(b)	668		11,115
Aptiv plc (b)	80		6,220
Autoliv, Inc.	285		18,534
BorgWarner, Inc.	1,159		42,419
Magna International, Inc. (b)	369		17,037
			95,325
Automobiles - 0.25%
Fiat Chrysler Automobiles NV (a)(b)	2,582		26,250
Fiat Chrysler Automobiles NV (a)(b)	2,300		23,345
General Motors Company	3,613		89,928
Tesla Motors, Inc. (a)	79		113,030
			252,553
Banks - 0.55%
Banco Bilbao Vizcaya Argentaria SA (b)	20,773		64,681
Bank of America Corporation	298		7,414
Citigroup, Inc.	201		10,052
Danske Bank A/S (a)(b)	3,881		62,856
Erste Group Bank AG (a)(b)	3,275		73,305
ING Groep NV (b)	11,949		83,319
Nordea Bank Abp (a)(b)	14,558		112,447
Skandinaviska Enskilda Banken AB, Class A (a)(b)	11,724		113,431
Sumitomo Mitsui Financial Group, Inc. (b)	1,033		27,526
			555,031
Beverages - 0.49%
The Boston Beer Company, Inc., Class A (a)	35		28,365
Coca-Cola European Partners plc (b)	6,051		249,120
Keurig Dr Pepper, Inc.	7,116		217,678
			495,163
Biotechnology - 1.62%
AbbVie, Inc.	2,132		202,369
ACADIA Pharmaceuticals, Inc. (a)	1,446		60,110
Acceleron Pharma, Inc. (a)	499		49,486
Albireo Pharma, Inc. (a)	369		10,428
Aldeyra Therapeutics, Inc. (a)	1,517		9,754
Alexion Pharmaceuticals, Inc. (a)	158		16,193
Applied Genetic Technologies Corporation (a)	236		1,246
Arena Pharmaceuticals, Inc. (a)	38		2,333
Argenx SE - ADR (a)(b)	197		45,336
Arrowhead Pharmaceuticals, Inc. (a)	66		2,843
Ascendis Pharma A/S - ADR (a)(b)	132		18,165
Aurinia Pharmaceuticals, Inc. (a)(b)	231		3,264
Autolus Therapeutics plc - ADR (a)(b)	652		8,606
BELLUS Health, Inc. (a)(b)	459		1,203
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	1,088		69,675
BioMarin Pharmaceutical, Inc. (a)	394		47,205
BioNTech SE - ADR (a)(b)	295		24,222
Bioxcel Therapeutics, Inc. (a)	174		7,893
Clovis Oncology, Inc. (a)	856		4,956
Deciphera Pharmaceuticals, Inc. (a)	145		6,724
Dynavax Technologies Corporation (a)	457		3,706
Eiger BioPharmaceuticals, Inc. (a)	2,438		24,502
Epizyme, Inc. (a)	354		4,899
Esperion Therapeutics, Inc. (a)	151		5,682
Exact Sciences Corporation (a)	462		43,774
Exelixis, Inc. (a)	1,385		31,980
Fate Therapeutics, Inc. (a)	262		8,193
Fennec Pharmaceuticals, Inc. (a)(b)	308		2,601
FibroGen, Inc. (a)	760		30,757
Galera Therapeutics, Inc. (a)	780		5,429
Global Blood Therapeutics, Inc. (a)	262		17,680
Heron Therapeutics, Inc. (a)	327		5,327
Immunomedics, Inc. (a)	167		7,052
Incyte Corporation (a)	393		38,813
Insmed, Inc. (a)	852		22,254
Intercept Pharmaceuticals, Inc. (a)	111		5,066
Iovance Biotherapeutics, Inc. (a)	512		14,884
KalVista Pharmaceuticals, Inc. (a)	261		2,566
Karyopharm Therapeutics, Inc. (a)	185		2,969
Legend Biotech Corporation - ADR (a)(b)	14		493
Merus NV (a)(b)	272		3,724
Mirati Therapeutics, Inc. (a)	101		12,252
Molecular Templates, Inc. (a)	290		3,181
Momenta Pharmaceuticals, Inc. (a)	118		3,480
Natera, Inc. (a)	14		672
Neurocrine Biosciences, Inc. (a)	557		67,041
Nurix Therapeutics, Inc. (a)	951		18,440
Pandion Therapeutics, Inc. (a)	149		2,536
Passage Bio, Inc. (a)	3,401		53,192
Regeneron Pharmaceuticals, Inc. (a)	96		60,679
Rigel Pharmaceuticals, Inc. (a)	6,405		14,731
Rocket Pharmaceuticals, Inc. (a)	302		7,106
Sage Therapeutics, Inc. (a)	65		2,962
Sangamo Therapeutics, Inc. (a)	249		2,697
Sarepta Therapeutics, Inc. (a)	179		27,480
Seattle Genetics, Inc. (a)	356		59,192
Turning Point Therapeutics, Inc. (a)	14		829
Twist Bioscience Corporation (a)	4,234		237,273
uniQure NV (a)(b)	59		2,462
United Therapeutics Corporation (a)	272		30,320
Vertex Pharmaceuticals, Inc. (a)	485		131,920
Voyager Therapeutics, Inc. (a)	222		2,458
Zymeworks, Inc. (a)(b)	263		8,029
			1,623,294
Building Products - 0.29%
The AZEK Company, Inc. (a)	2,436		84,042
Carrier Global Corporation	2,635		71,777
Fortune Brands Home & Security, Inc.	731		55,921
Lennox International, Inc.	150		40,221
Masco Corporation	311		17,777
Trane Technologies plc (b)	173		19,353
			289,091
Capital Markets - 0.81%
Deutsche Boerse AG (b)	129		23,471
E*TRADE Financial Corporation	7,359		373,616
Legg Mason, Inc.	5,020		250,950
TD Ameritrade Holding Corporation	4,497		161,397
			809,434
Chemicals - 0.61%
CF Industries Holdings, Inc.	497		15,571
DuPont de Nemours, Inc.	5,807		310,558
Koninklijke DSM NV (b)	420		64,288
Linde plc (b)	106		25,982
RPM International, Inc.	451		36,797
The Scotts Miracle-Gro Company	325		51,535
The Sherwin-Williams Company	171		110,794
			615,525
Commercial Services & Supplies - 0.35%
Covanta Holding Corporation	650		6,396
KAR Auction Services, Inc.	2,746		41,547
Republic Services, Inc.	995		86,814
Waste Management, Inc.	1,989		217,994
			352,751
Communications Equipment - 0.91%
Acacia Communications, Inc. (a)	4,229		287,488
Calix, Inc. (a)	1,155		23,689
Ciena Corporation (a)	2,425		144,312
Cisco Systems, Inc.	206		9,703
CommScope Holding Company, Inc. (b)	10,486		97,310
F5 Networks, Inc. (a)	1,576		214,178
Lumentum Holdings, Inc. (a)	1,266		117,523
Nokia Oyj - ADR (a)(b)	2,099		10,033
Telefonaktiebolaget LM Ericsson - ADR (b)	855		9,875
			914,111
Construction & Engineering - 0.24%
Dycom Industries, Inc. (a)	657		28,139
WillScot Mobile Mini Holdings Corporation (a)	14,161		213,265
			241,404
Containers & Packaging - 0.05%
Berry Global Group, Inc. (a)	369		18,446
WestRock Company	1,076		28,902
			47,348
Distributors - 0.02%
Pool Corporation	75		23,752

Diversified Consumer Services - 0.22%
ServiceMaster Global Holdings, Inc. (a)	4,445		181,756
WW International, Inc. (a)	1,573		40,552
			222,308
Diversified Telecommunication Services - 0.02%
AT&T, Inc.	61		1,804
Verizon Communications, Inc.	383		22,015
			23,819
Electric Utilities - 1.71%
Alliant Energy Corporation	1,811		97,522
Emera, Inc. (b)	1,288		53,609
Entergy Corporation	1,238		130,151
Evergy, Inc. (j)	9,246		599,418
Eversource Energy	1,990		179,239
FirstEnergy Corporation	1,169		33,901
Fortum Oyj (b)	616		12,503
Iberdrola SA (b)	8		103
NRG Energy, Inc.	1,867		63,123
Oersted A/S (b)	131		18,671
PG&E Corporation (a)	9,411		87,993
Pinnacle West Capital Corporation (j)	980		81,418
PNM Resources, Inc.	2,790		117,822
Portland General Electric Company	1,086		47,925
PPL Corporation	5,990		159,454
The Southern Company	580		31,674
			1,714,526
Electrical Equipment - 0.64%
ABB Ltd. - ADR (b)	763		19,067
AMETEK, Inc.	373		34,782
Bloom Energy Corporation, Class A (a)	1,265		15,383
Eaton Corporation plc (b)	382		35,576
Generac Holdings, Inc. (a)	243		38,292
Regal Beloit Corporation	569		52,331
Rockwell Automation, Inc.	116		25,304
Vertiv Holdings Company (a)	27,001		391,515
Vestas Wind Systems A/S (b)	186		23,842
			636,092
Electronic Equipment, Instruments & Components - 0.87%
Cognex Corporation	580		38,785
Fitbit, Inc., Class A (a)	20,991		137,281
Hitachi Ltd. (a)(b)	10,062		301,398
II-VI, Inc. (b)	1,590		80,645
Jabil, Inc.	5,252		183,085
SYNNEX Corporation	1,012		126,237
			867,431
Energy Equipment & Services - 0.16%
Baker Hughes, Inc.	218		3,377
ChampionX Corporation (a)	8,352		79,428
Helix Energy Solutions Group, Inc. (a)	9,628		40,341
TechnipFMC plc (b)	5,035		40,431
			163,577
Entertainment - 0.39%
Activision Blizzard, Inc.	1,645		135,926
Take-Two Interactive Software, Inc. (a)	470		77,090
Zynga, Inc., Class A (a)	18,295		179,840
			392,856
Food & Staples Retailing - 0.69%
Albertsons Companies, Inc., Class A (a)	7,648		113,649
Casey's General Stores, Inc.	1,651		262,823
Costco Wholesale Corporation	399		129,886
Sysco Corporation	305		16,119
US Foods Holding Corporation (a)	3,783		76,795
Wal-Mart Stores, Inc.	706		91,356
			690,628
Food Products - 0.85%
B&G Foods, Inc.	850		24,573
Beyond Meat, Inc. (a)	358		45,072
Bunge Ltd. (b)	2,062		89,573
Campbell Soup Company	918		45,505
The Hershey Company	330		47,985
Hostess Brands, Inc. (a)	7,720		97,890
The Kraft Heinz Company	8,665		297,903
Lancaster Colony Corporation	116		18,396
McCormick & Company, Inc.	197		38,395
Mondelez International, Inc., Class A	552		30,631
Nomad Foods Ltd. (a)(b)	5,119		118,044
			853,967
Gas Utilities - 0.03%
South Jersey Industries, Inc.	777		18,127
Superior Plus Corporation (b)	1,017		8,861
			26,988
Health Care Equipment & Supplies - 0.70%
ABIOMED, Inc. (a)	131		39,292
Boston Scientific Corporation (a)	2,256		87,014
Cardiovascular Systems, Inc. (a)	143		4,359
Danaher Corporation	398		81,112
DexCom, Inc. (a)	253		110,192
Edwards Lifesciences Corporation (a)(j)	988		77,469
Envista Holdings Corporation (a)	1,295		28,322
GenMark Diagnostics, Inc. (a)	222		3,965
Glaukos Corporation (a)	7		306
Haemonetics Corporation (a)	132		11,571
Hologic, Inc. (a)	134		9,351
iRhythm Technologies, Inc. (a)	116		14,440
Penumbra, Inc. (a)	6		1,331
Shockwave Medical, Inc. (a)	33		1,628
Silk Road Medical, Inc. (a)	236		10,965
SmileDirectClub, Inc. (a)	7,545		63,755
STAAR Surgical Company (a)	394		22,927
Tactile Systems Technology, Inc. (a)	131		5,368
Tandem Diabetes Care, Inc. (a)	131		13,684
ViewRay, Inc. (a)	340		942
Wright Medical Group NV (a)(b)	3,758		112,815
Zimmer Biomet Holdings, Inc.	14		1,888
			702,696
Health Care Providers & Services - 0.10%
1Life Healthcare, Inc. (a)	13		385
Centene Corporation (a)	277		18,074
CVS Health Corporation	399		25,113
Guardant Health, Inc. (a)	105		8,944
Humana, Inc.	112		43,954
			96,470
Health Care Technology - 0.18%
Change Healthcare, Inc. (a)	15,386		179,401
iCAD, Inc. (a)	381		3,513
			182,914
Hotels, Restaurants & Leisure - 1.60%
Caesars Entertainment, Inc. (a)	3,292		102,217
Cedar Fair LP	740		17,642
Chipotle Mexican Grill, Inc. (a)	128		147,860
Choice Hotels International, Inc.	978		82,191
Cracker Barrel Old Country Store, Inc.	102		11,268
Darden Restaurants, Inc.	986		74,837
DraftKings, Inc., Class A (a)	4,430		147,851
Flutter Entertainment plc (a)(b)	1,177		176,608
Hilton Worldwide Holdings, Inc.	1,711		128,411
Jack in the Box, Inc.	1,406		115,447
Las Vegas Sands Corporation (j)	2,088		91,120
Marriott Vacations Worldwide Corporation	551		46,648
McDonald's Corporation	419		81,403
Melco Crown Entertainment Ltd. - ADR (b)	460		7,572
Norwegian Cruise Line Holdings Ltd. (a)(b)	676		9,221
Starbucks Corporation	1,862		142,499
Texas Roadhouse, Inc.	3,154		177,223
Wyndham Destinations, Inc. (a)	986		26,228
Wynn Resorts Ltd. (j)	265		19,194
			1,605,440
Household Durables - 0.62%
D.R. Horton, Inc.	426		28,184
Installed Building Products, Inc. (a)	134		10,601
KB Home	965		32,463
Leggett & Platt, Inc.	1,624		65,106
Newell Brands, Inc.	1,624		26,634
NVR, Inc. (a)	34		133,625
PulteGroup, Inc.	4,467		194,761
Purple Innovation, Inc. (a)	2,529		61,632
TopBuild Corporation (a)	494		65,168
			618,174
Household Products - 0.55%
Energizer Holdings, Inc.	1,006		50,431
The Procter & Gamble Company	2,673		350,484
Reynolds Consumer Products, Inc.	2,846		96,935
Spectrum Brands Holdings, Inc.	1,035		56,056
			553,906
Independent Power and Renewable Electricity Producers - 0.24%
The AES Corporation	4,983		75,891
Clearway Energy, Inc., Class C	1,831		44,933
Vistra Energy Corporation	6,610		123,343
			244,167
Industrial Conglomerates - 0.04%
Roper Technologies, Inc.	81		35,028

Insurance - 0.78%
AIA Group Ltd. (b)	6,943		62,605
Fidelity National Financial, Inc.	227		7,358
Genworth Financial, Inc., Class A (a)	1,737		3,543
GoHealth, Inc., Class A (a)	26		461
Insurance Australia Group Ltd. (b)	17,584		64,016
International General Insurance Holdings Ltd. (a)(b)	29,450		192,898
Sun Life Financial, Inc. (b)	1,583		61,703
Swiss Life Holding AG (b)	197		71,992
Syncora Holdings Ltd. (b)	2,808		833
Tokio Marine Holdings, Inc. (b)	1,481		62,535
Willis Towers Watson plc (b)	1,225		257,262
			785,206
Interactive Media & Services - 1.60%
Alphabet, Inc., Class A (a)	97		144,331
Alphabet, Inc., Class C (a)	61		90,461
Facebook, Inc., Class A (a)(j)	962		244,031
InterActiveCorporation (a)	2,215		293,310
Match Group, Inc. (a)	6,670		685,002
Pinterest, Inc., Class A (a)	153		5,246
QuinStreet, Inc. (a)	6,669		77,861
Snap, Inc., Class A (a)(j)	2,388		53,539
ZoomInfo Technologies, Inc., Class A (a)	328		13,405
			1,607,186
Internet & Direct Marketing Retail - 1.33%
Alibaba Group Holding Ltd. - ADR (a)(b)	297		74,553
Amazon.com, Inc. (a)	244		772,182
Booking Holdings, Inc. (a)	96		159,564
Chewy, Inc., Class A (a)	943		49,498
eBay, Inc.	289		15,976
Expedia Group, Inc. (j)	422		34,186
Farfetch Ltd., Class A (a)(b)	3,539		90,705
JD.com, Inc. - ADR (a)(b)	194		12,375
MercadoLibre, Inc. (a)(b)	30		33,739
The RealReal, Inc. (a)	2,884		39,338
Stamps.com, Inc. (a)	214		55,700
			1,337,816
IT Services - 1.70%
Akamai Technologies, Inc. (a)	177		19,902
DXC Technology Company	5,255		94,117
Fidelity National Information Services, Inc.	253		37,016
Fujitsu Ltd. (b)	2,080		278,502
Global Payments, Inc. (j)	2,102		374,198
Leidos Holdings, Inc.	204		19,413
LiveRamp Holdings, Inc. (a)	3,312		150,928
Mastercard, Inc., Class A (j)	222		68,494
PayPal Holdings, Inc. (a)(j)	2,121		415,864
Shift4 Payments, Inc., Class A (a)	786		30,104
Shopify, Inc., Class A (a)(b)	97		99,328
Square, Inc., Class A (a)(j)	277		35,968
Twilio, Inc., Class A (a)	302		83,781
			1,707,615
Leisure Products - 0.13%
Brunswick Corporation (j)	201		13,463
Callaway Golf Company	1,800		34,290
Old PSG Wind-Down Ltd. (a)(b)(i)	2,127		202
Peloton Interactive, Inc., Class A (a)	1,249		85,207
			133,162
Life Sciences Tools & Services - 0.24%
Adaptive Biotechnologies Corporation (a)	184		6,867
Berkeley Lights, Inc. (a)	230		13,793
Fluidigm Corporation (a)	58		408
NanoString Technologies, Inc. (a)	315		11,375
Pacific Biosciences of California, Inc. (a)	2,931		10,933
PPD, Inc. (a)	915		26,873
QIAGEN NV (a)(b)(j)	2,697		133,367
Repligen Corporation (a)	223		33,653
			237,269
Machinery - 0.68%
AGCO Corporation	15		985
Caterpillar, Inc.	8		1,063
Cummins, Inc.	655		126,585
Deere & Company	314		55,361
Dover Corporation	1,658		170,658
Fortive Corporation	390		27,374
Illinois Tool Works, Inc.	192		35,518
ITT, Inc.	228		13,162
Otis Worldwide Corporation	1,364		85,577
PACCAR, Inc.	636		54,111
Parker-Hannifin Corporation	32		5,725
Pentair plc (b)	877		37,580
Proto Labs, Inc. (a)	87		10,450
Rexnord Corporation	868		25,146
Stanley Black & Decker, Inc.	174		26,678
			675,973
Marine - 0.00%
Scorpio Bulkers, Inc. (b)	224		3,284

Media - 0.82%
Altice USA, Inc., Class A (a)	1,160		31,308
Charter Communications, Inc., Class A (a)(j)	116		67,280
Comcast Corporation, Class A	962		41,174
comScore, Inc. (a)	70,661		211,983
Discovery, Inc., Class A (a)	1,466		30,933
DISH Network Corporation, Class A (a)	3,599		115,564
Gray Television, Inc. (a)	1,334		19,130
Nexstar Media Group, Inc., Class A	1,650		144,622
Sinclair Broadcast Group, Inc., Class A	810		16,686
TEGNA, Inc.	11,774		138,698
			817,378
Metals & Mining - 0.67%
ArcelorMittal SA - ADR (b)	11,811		129,567
Barrick Gold Corporation (b)	986		28,505
ERO Copper Corporation (a)(b)	463		5,572
Freeport-McMoRan, Inc.	39,049		504,513
			668,157
Multiline Retail - 0.29%
Dollar General Corporation	58		11,043
Dollar Tree, Inc. (a)	3,011		281,077
			292,120
Multi-Utilities - 0.79%
Ameren Corporation	652		52,316
CenterPoint Energy, Inc.	15,719		298,818
CMS Energy Corporation (j)	1,143		73,358
Dominion Resources, Inc.	589		47,727
DTE Energy Company (j)	873		100,945
NiSource, Inc.	1,284		31,394
Public Service Enterprise Group, Inc.	350		19,579
RWE AG (b)	464		17,490
Sempra Energy	1,208		150,348
			791,975
Oil, Gas & Consumable Fuels - 2.84%
Apache Corporation	12,271		188,360
Ardmore Shipping Corporation (b)	2,815		11,570
Canadian Natural Resources Ltd. (b)	6,380		112,671
CNX Resources Corporation (a)	12,154		117,286
Concho Resources, Inc.	3,834		201,438
Enterprise Products Partners LP	3,210		56,496
EQT Corporation	12,482		181,239
Golar LNG Ltd. (a)(b)	1,062		7,965
Hess Corporation	3,389		166,773
HollyFrontier Corporation	2,808		77,220
Marathon Petroleum Corporation (j)	6,244		238,521
Matador Resources Company (a)	20,963		181,959
Noble Energy, Inc.	12,064		120,519
Nordic American Tankers Ltd. (b)	6,421		29,216
Northern Oil and Gas, Inc. (a)	117,033		93,802
Ovintiv, Inc. (j)	14,098		136,610
Parsley Energy, Inc., Class A	19,666		215,933
PBF Energy, Inc., Class A	1,160		10,069
PDC Energy, Inc. (a)	13,980		199,355
Phillips 66	1,031		63,943
Pioneer Natural Resources Company	2,287		221,656
Plains All American Pipeline LP	3,615		27,618
SM Energy Company	30,233		89,187
Valero Energy Corporation	1,422		79,959
World Fuel Services Corporation	964		22,683
			2,852,048
Paper & Forest Products - 0.14%
Louisiana-Pacific Corporation	4,476		141,755

Personal Products - 0.07%
BellRing Brands, Inc., Class A (a)	580		11,525
e.l.f. Beauty, Inc. (a)	3,232		57,724
			69,249
Pharmaceuticals - 0.59%
Aerie Pharmaceuticals, Inc. (a)	145		1,676
Aphria, Inc. (a)(b)	3,565		17,023
AstraZeneca plc - ADR	1,274		71,064
Axsome Therapeutics, Inc. (a)	66		4,708
Bristol Myers-Squibb Company	1,783		104,591
Cara Therapeutics, Inc. (a)	329		5,409
Elanco Animal Health, Inc. (a)	8,612		203,502
Fulcrum Therapeutics, Inc. (a)	12		190
Green Thumb Industries, Inc. (a)(b)	2,296		30,854
GW Pharmaceuticals plc - ADR (a)(b)	263		33,567
Horizon Therapeutics plc (a)(b)	185		11,320
Intersect ENT, Inc. (a)	524		9,008
Intra-Cellular Therapies, Inc. (a)	294		5,829
Merck & Company, Inc.	393		31,534
MyoKardia, Inc. (a)	116		10,455
TherapeuticsMD, Inc. (a)	2,022		3,741
Reata Pharmaceuticals, Inc., Class A (a)	222		32,789
Relmada Therapeutics, Inc. (a)	116		4,219
Zogenix, Inc. (a)	341		8,112
			589,591
Professional Services - 0.24%
CoreLogic, Inc.	1,126		76,748
Dun & Bradstreet Holdings, Inc. (a)	6,605		168,427
			245,175
Real Estate Investment Trusts (REITs) - 4.99%
Acadia Realty Trust	14,892		179,300
Agree Realty Corporation	1,294		86,659
American Campus Communities, Inc.	3,039		108,310
Apartment Investment & Management Company, Class A	3,217		124,884
CareTrust REIT, Inc.	8,702		156,810
Crown Castle International Corporation	194		32,340
CyrusOne, Inc.	507		42,294
Digital Realty Trust, Inc.	270		43,346
Duke Realty Corporation	8,640		347,242
EastGroup Properties, Inc.	602		79,861
Equity LifeStyle Properties, Inc.	866		59,165
Healthcare Realty Trust, Inc.	3,987		116,819
Highwoods Properties, Inc.	5,540		212,404
Host Hotels & Resorts, Inc.	2,416		26,044
Innovative Industrial Properties, Inc.	1,502		156,553
Invitation Homes, Inc.	8,316		247,983
iStar, Inc.	8,345		96,885
Jernigan Capital, Inc.	9,624		134,832
Kilroy Realty Corporation	3,781		220,319
Life Storage, Inc.	866		84,981
Mid-America Apartment Communities, Inc.	1,449		172,706
Omega Healthcare Investors, Inc.	1,526		49,412
Piedmont Office Realty Trust, Inc., Class A	22,380		362,780
Retail Opportunity Investments Corporation	3,531		38,382
Rexford Industrial Realty, Inc.	3,648		171,201
RPT Realty	22,134		137,673
Sabra Health Care REIT, Inc.	12,278		180,978
SBA Communications Corporation	62		19,315
Spirit Realty Capital, Inc.	3,272		112,753
Sun Communities, Inc.	1,196		179,316
UDR, Inc.	3,629		131,370
Urban Edge Properties	7,549		79,114
VICI Properties, Inc.	17,289		375,344
Welltower, Inc.	7,534		403,521
Weyerhaeuser Company	1,223		34,012
			5,004,908
Road & Rail - 1.57%
Avis Budget Group, Inc. (a)	1,495		38,720
Canadian National Railway Company (b)	3,053		298,553
Covenant Transportation Group, Inc., Class A (a)	808		13,615
Kansas City Southern	583		100,189
Knight-Swift Transportation Holdings, Inc., Class A	5,254		228,496
Landstar System, Inc.	1,372		167,082
Norfolk Southern Corporation	787		151,269
Old Dominion Freight Line, Inc.	469		85,743
Ryder System, Inc.	1,509		55,275
Uber Technologies, Inc. (a)	3,024		91,506
Union Pacific Corporation	1,564		271,119
Werner Enterprises, Inc.	1,398		61,491
YRC Worldwide, Inc. (a)	5,086		13,834
			1,576,892
Semiconductors & Semiconductor Equipment - 2.40%
Advanced Micro Devices, Inc. (a)	580		44,909
Ambarella, Inc. (a)(b)	1,645		74,486
Analog Devices, Inc.	164		18,835
Applied Materials, Inc.	1,308		84,144
ASML Holding NV - ADR (b)	444		157,052
Inphi Corporation (a)	414		54,093
Lam Research Corporation	261		98,439
MACOM Technology Solutions Holdings, Inc. (a)	2,313		97,747
Marvell Technology Group Ltd. (b)	842		30,708
Maxim Integrated Products, Inc.	2,728		185,749
Microchip Technology, Inc.	1,296		131,842
Micron Technology, Inc. (a)	399		19,972
NVIDIA Corporation	189		80,248
NXP Semiconductors NV (b)	2,707		318,154
ON Semiconductor Corporation (a)	8,533		175,780
QUALCOMM, Inc.	3,917		413,674
Skyworks Solutions, Inc.	2,145		312,269
Synaptics, Inc. (a)(b)	1,160		92,823
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (b)	174		13,727
			2,404,651
Software - 3.29%
2U, Inc. (a)	1,056		49,732
Adobe, Inc. (a)	516		229,269
Alteryx, Inc. (a)	242		42,469
Atlassian Corporation plc, Class A (a)(b)	219		38,686
Avaya Holdings Corporation (a)	34,274		433,909
Bill.com Holdings, Inc. (a)	127		11,825
Box, Inc. (a)	277		4,972
Cadence Design Systems, Inc. (a)(j)	1,278		139,622
Check Point Software Technologies Ltd. (a)(b)	868		108,804
Citrix Systems, Inc.	465		66,383
Cloudera, Inc. (a)	3,605		40,628
Coupa Software, Inc. (a)	46		14,097
Crowdstrike Holdings, Inc., Class A (a)(j)	1,042		117,954
Dassault Systemes SE (b)	787		143,308
Datadog, Inc., Class A (a)	439		41,205
The Descartes Systems Group, Inc. (a)(b)	269		15,153
DocuSign, Inc. (a)	129		27,971
Domo, Inc., Class B (a)	1,160		37,329
Dropbox, Inc., Class A (a)	1,157		26,322
Dynatrace, Inc. (a)	694		29,030
Elastic NV (a)(b)	111		10,677
Everbridge, Inc. (a)	339		48,409
FireEye, Inc. (a)(j)	8,700		131,370
Fortinet, Inc. (a)	91		12,585
Manhattan Associates, Inc. (a)	472		45,213
Microsoft Corporation	1,501		307,720
NortonLifeLock, Inc.	2,427		52,059
Palo Alto Networks, Inc. (a)	1,076		275,370
Pluralsight, Inc., Class A (a)	1,261		26,695
RingCentral, Inc., Class A (a)	295		85,630
salesforce.com, Inc. (a)	2,180		424,773
ServiceNow, Inc. (a)	175		76,860
Splunk, Inc. (a)	157		32,942
SVMK, Inc. (a)	304		7,290
Tenable Holdings, Inc. (a)	1,160		39,359
VMware, Inc., Class A (a)	262		36,735
Zendesk, Inc. (a)	53		4,831
Zoom Video Communications, Inc., Class A (a)(j)	44		11,172
Zscaler, Inc. (a)	361		46,876
			3,295,234
Special Purpose Acquisition Vehicle - 0.27%
Artius Acquisition, Inc. (a)(b)	1,952		19,754
CC Neuberger Principal Holdings II (a)(b)	1,188		11,963
Churchill Capital Corporation III (a)	1,315		13,623
Churchill Captial Corporation IV (a)	1,901		19,010
CITIC Capital Acquisition Corporation (a)(b)	862		8,732
Collier Creek Holdings (a)(b)	870		11,641
D8 Holdings Corporation (a)(b)	1,929		19,290
E.Merge Technology Acquisition Corporation	398		3,980
East Resources Acquisition Company (a)	1,698		16,963
Far Point Acquisition Corporation, Class A (a)	997		10,199
Foley Trasimene Acquisition Corporation (a)	1,760		18,726
GS Acquisition Holdings Corporation II (a)	2,818		29,307
HPX Corporation (a)(b)	1,328		13,446
Kensington Capital Acquisition Corporation (a)	2,557		25,928
Social Capital Hedosophia Holdings Corporation II (a)(b)	1,322		15,309
Social Capital Hedosophia Holdings Corporation III (a)(b)	2,165		24,248
Sustainable Opportunities Acquisition Corporation (a)(b)	1,120		11,480
			273,599
Specialty Retail - 1.13%
American Eagle Outfitters, Inc.	3,761		37,610
Best Buy Company, Inc.	1,228		122,296
Boot Barn Holdings, Inc. (a)	832		16,108
Burlington Stores, Inc. (a)	335		62,980
Carvana Company (a)	84		13,016
Designer Brands, Inc., Class A	1,061		6,270
Dick's Sporting Goods, Inc.	464		21,168
Dufry AG (b)	230		5,873
Five Below, Inc. (a)	1,092		118,930
Foot Locker, Inc.	926		27,215
The Gap, Inc.	1,150		15,375
The Home Depot, Inc.	857		227,525
Hudson Ltd., Class A (a)(b)	1,725		7,555
L Brands, Inc.	699		17,063
Lowe's Companies, Inc.	1,313		195,519
Ross Stores, Inc.	551		49,408
Tiffany & Company	493		61,802
The TJX Companies, Inc.	1,871		97,273
Ulta Beauty, Inc. (a)	127		24,510
			1,127,496
Technology Hardware, Storage & Peripherals - 0.60%
Apple, Inc.	1,202		510,898
Dell Technologies, Inc., Class C (a)(j)	1,240		74,189
HP, Inc.	806		14,170
			599,257
Textiles, Apparel & Luxury Goods - 0.19%
Capri Holdings Ltd. (a)(b)	1,709		25,601
Lululemon Athletica, Inc. (a)	116		37,768
NIKE, Inc., Class B	872		85,116
Skechers U.S.A., Inc., Class A (a)	1,505		44,066
			192,551
Trading Companies & Distributors - 0.29%
Beacon Roofing Supply, Inc. (a)	567		17,668
GATX Corporation	1,221		74,469
Triton International Limited of Bermuda (b)	2,224		69,989
W.W. Grainger, Inc.	381		130,123
WESCO International, Inc. (a)	1		39
			292,288
Transportation Infrastructure - 0.20%
Atlantia SpA (b)	12,364		198,086

Water Utilities - 0.10%
American Water Works Company, Inc. (j)	674		99,260

Wireless Communication Services - 0.01%
NII Holdings, Inc. (a)(b)(i)	6,235		13,405

Wireless Telecommunication Services - 0.17%
T-Mobile U.S., Inc. (a)	1,616		173,526

Total Long Common Stocks
(Cost $43,761,923)			45,671,169

LONG EXCHANGE TRADED FUNDS - 39.24%
Amplify Online Retail ETF	46		3,880
Energy Select Sector SPDR Fund	503		18,123
Financial Select Sector SPDR Fund	287		6,897
Industrial Select Sector SPDR Fund	2,090		149,916
Invesco QQQ Trust Series 1	775		205,987
iShares China Large-Cap ETF	366		15,141
iShares EURO STOXX Banks 30-15 UCITS ETF (d)	4,053		27,240
iShares iBoxx $ High Yield Corporate Bond ETF (e)	224,700		19,187,133
iShares iBoxx $ Investment Grade Corporate Bond ETF (e)	135,900		18,801,765
iShares MSCI China ETF	637		45,552
iShares MSCI Emerging Markets ETF	1,607		69,567
iShares MSCI Germany Index Fund ETF	1,713		48,392
iShares North American Tech-Software ETF	95		28,049
iShares Russell 2000 ETF (j)	358		52,755
iShares Russell 2000 Value ETF	317		31,541
iShares U.S. Home Construction ETF	713		36,834
ProShares VIX Short-Term Futures ETF (a)	1,615		37,856
SPDR Gold Shares (a)	66		12,238
SPDR S&P 500 ETF Trust (j)	218		71,181
SPDR S&P Homebuilders ETF	452		22,424
SPDR S&P Metals & Mining ETF	3,282		75,191
SPDR S&P Retail ETF	1,139		53,909
Technology Select Sector SPDR Fund	1,065		117,608
Utilities Select Sector SPDR Fund	2,409		146,539
VanEck Vectors Gold Miners ETF	949		40,750
VanEck Vectors Semiconductor ETF	241		40,059
Total Long Exchange Traded Funds			39,346,527
(Cost $36,721,822)

LONG PREFERRED STOCKS - 0.35%
Volkswagen AG (a)(b)	2,388		349,549
Total Long Preferred Stocks
(Cost $376,847)			349,549

LONG PRIVATE PLACEMENT - 0.08%
IGIC Escrow (a)(b)(h)	15,160		83,759
Total Long Private Placement
(Cost $154,632)			83,759

LONG CONTINGENT VALUE RIGHTS - 0.00%
A Menarini - Industrie Farnaceutiche Riunite -SRL (a)(b)(i)	523		131
Total Long Contingent Value Rights
(Cost $ - )			131

LONG RIGHTS - 0.01%
BioNTech SE (a)	126		367
Bristol-Myers Squibb Company (a)	3,425		12,330
Pan American Silver Corporation (a)(b)	2,345		1,958
Total Long Rights			14,655
(Cost $14,209)

LONG WARRANTS - 0.02%
Churchill Capital Corporation III (a)	1,640		2,722
$27.00, 3/1/2027
International General Insurance Holdings Ltd. (a)(b)	29,450		14,283
$25.00, 3/17/2025
Valeritas Holdings, Inc. (a)(b)(i)	1,688		-
$12.00, 11/14/2023
Total Long Warrants			17,005
(Cost $31,810)

PURCHASED OPTIONS (a) - 0.05%	Contracts (c)	Notional Amount
Purchased Call Options - 0.04%
American Axle & Manufacturing Holdings, Inc.
Expiration: September 2020, Exercise Price: $9.00	13	9,178	260
American Electric Power Company, Inc.
Expiration: August 2020, Exercise Price: $85.00	17	147,696	5,057
Best Buy Company, Inc.
Expiration: September 2020, Exercise Price: $90.00	9	89,631	10,890
Duke Energy Corporation
Expiration: August 2020, Exercise Price: $85.00	29	245,746	4,422
Entergy Corporation
Expiration: August 2020, Exercise Price: $100.00	13	136,669	7,540
Expedia Group, Inc.
Expiration: August 2020, Exercise Price: $90.00	7	56,707	543
FedEx Corporation
Expiration: July 2020, Exercise Price: $172.50	1	16,840	1
Financial Select Sector SPDR Fund
Expiration: August 2020, Exercise Price: $25.00	32	76,896	656
FirstEnergy Corporation
Expiration: August 2020, Exercise Price: $38.00	8	23,200	20
Expiration: August 2020, Exercise Price: $41.00	46	133,400	115
Fortinet, Inc.
Expiration: August 2020, Exercise Price: $140.00	3	41,490	1,947
Honeywell International, Inc.
Expiration: July 2020, Exercise Price: $157.50	3	44,811	35
KAR Auction Services, Inc.
Expiration: August 2020, Exercise Price: $15.00	2	3,026	190
Las Vegas Sands Corporation
Expiration: September 2020, Exercise Price: $50.00	18	78,552	2,286
NextEra Energy Partners LP
Expiration: October 2020, Exercise Price: $65.00	13	80,860	2,340
nVent Electric plc (b)
Expiration: August 2020, Exercise Price: $20.00	16	29,056	320
ProShares UltraShort 20+ Year Treasury
Expiration: August 2020, Exercise Price: $16.00	4	5,812	32
Take-Two Interactive Software, Inc. (j)
Expiration: September 2020, Exercise Price: $145.00	1	16,402	2,250
United States Natural Gas Fund LP (j)
Expiration: October 2020, Exercise Price: $16.00	18	18,468	198
Western Digital Corporation
Expiration: July 2020, Exercise Price: $47.00	17	73,270	17
Wynn Resorts Ltd.
Expiration: August 2020, Exercise Price: $85.00	11	79,673	1,595
Total Purchased Call Options			40,714
(Cost $46,144)

Purchased Put Options - 0.01%
Electronic Arts, Inc.
Expiration: September 2020, Exercise Price: $130.00	2	28,324	402
Fastly, Inc.
Expiration: July 2020, Exercise Price: $92.00	12	115,788	24
Grubhub, Inc. (j)
Expiration: September 2020, Exercise Price: $60.00	39	281,736	2,769
Invesco QQQ Trust Series 1
Expiration: August 2020, Exercise Price: $245.00	9	239,211	1,129
Expiration: August 2020, Exercise Price: $250.00	13	345,527	2,418
iShares 20+ Year Treasury Bond ETF (j)
Expiration: August 2020, Exercise Price: $150.00	35	598,500	490
iShares Russell 2000 ETF
Expiration: August 2020, Exercise Price: $136.00	5	73,680	585
Expiration: August 2020, Exercise Price: $143.00	14	206,304	3,787
QUALCOMM, Inc.
Expiration: July 2020, Exercise Price: $90.00	11	116,171	5
salesforce.com, Inc.
Expiration: July 2020, Exercise Price: $190.00	6	116,910	9
Utilities Select Sector SPDR Fund
Expiration: August 2020, Exercise Price: $59.50	35	212,905	735
SPDR S&P 500 ETF Trust
Expiration: July 2020, Exercise Price: $315.00	11	359,172	6
Expiration: August 2020, Exercise Price: $320.00	8	261,216	632
Expiration: August 2020, Exercise Price: $310.00	10	326,520	365
Expiration: August 2020, Exercise Price: $319.00	3	97,956	354
SPDR S&P Retail ETF
Expiration: August 2020, Exercise Price: $39.00	26	123,058	403
U.S. Treasury 10 Year Note Futures (d)
Expiration: September 2020, Exercise Price: $137.00	5	700	78
Utilities Select Sector SPDR Fund
Expiration: July 2020, Exercise Price: $60.00	7	42,581	4
Total Purchased Put Options			14,195
(Cost $68,733)

Total Purchased Options
(Cost $114,877)			54,909

	Shares
LONG SHORT-TERM INVESTMENTS - 10.05%
Fidelity Investments Money Market Funds Government Portfolio, Institutional Class, 0.05% (f)	10,078,073		10,078,072
Total Long Short-Term Investments
(Cost $10,078,072)			10,078,072
Total Long Investments
(Cost $91,254,192) - 95.34%			$95,615,776

SECURITIES SOLD SHORT (g) - (41.32)%
SHORT COMMON STOCKS - (30.87)%
Aerospace & Defense - (0.11)%
The Boeing Company	(144)		(22,752)
General Dynamics Corporation	(379)		(55,614)
Hexcel Corporation	(116)		(4,327)
Spirit AeroSystems Holdings, Inc., Class A	(306)		(5,988)
Textron, Inc.	(721)		(25,192)
			(113,873)
Air Freight & Logistics - (0.38)%
Atlas Air Worldwide Holdings, Inc.	(1,265)		(65,881)
Deutsche Post AG (b)	(2,388)		(96,930)
DSV PANALPINA A/S (b)	(205)		(28,051)
Echo Global Logistics, Inc.	(345)		(8,648)
Expeditors International of Washington, Inc.	(2,193)		(185,330)
			(384,840)
Airlines - (0.09)%
American Airlines Group, Inc.	(1,736)		(19,304)
JetBlue Airways Corporation	(1,157)		(11,963)
SkyWest, Inc.	(1,243)		(32,703)
United Airlines Holdings, Inc.	(928)		(29,121)
			(93,091)
Auto Components - (0.06)%
American Axle & Manufacturing Holdings, Inc.	(345)		(2,436)
Aptiv plc (b)	(189)		(14,695)
Autoliv, Inc.	(613)		(39,863)
The Goodyear Tire & Rubber Company	(173)		(1,559)
			(58,553)
Automobiles - (0.07)%
Ferrari NV - ADR (b)	(12)		(2,180)
Ford Motor Company	(10,954)		(72,406)
			(74,586)
Banks - (0.45)%
Banco Santander SA (b)	(37,498)		(80,414)
Commonwealth Bank of Australia (b)	(302)		(15,364)
DNB ASA (b)	(6,994)		(107,423)
Intesa Sanpaolo SpA (b)	(23,061)		(47,007)
KBC Group NV (b)	(1,755)		(100,064)
Mitsubishi UFJ Financial Group, Inc. (b)	(5,162)		(19,344)
Mizuho Financial Group, Inc. (b)	(29,091)		(35,463)
Westpac Banking Corporation (b)	(4,122)		(49,500)
			(454,579)
Beverages - (0.89)%
Anheuser-Busch InBev SA/NV - ADR (b)	(4,036)		(219,680)
Brown-Forman Corporation, Class B	(1,921)		(133,202)
Carlsberg A/S, Class B (b)	(79)		(11,667)
The Coca-Cola Company	(1,624)		(76,718)
Heineken NV (b)	(1,933)		(187,259)
National Beverage Corporation	(721)		(46,252)
PepsiCo, Inc.	(1,610)		(221,633)
			(896,411)
Biotechnology - (0.67)%
AbbVie, Inc.	(5,660)		(537,191)
Amgen, Inc.	(329)		(80,496)
Denali Therapeutics, Inc.	(496)		(11,616)
Moderna, Inc.	(145)		(10,745)
Nurix Therapeutics, Inc.	(476)		(9,230)
Passage Bio, Inc.	(1,263)		(19,753)
			(669,031)
Building Products - (0.13)%
Allegion plc (b)	(465)		(46,249)
Apogee Enterprises, Inc.	(45)		(972)
Armstrong World Industries, Inc.	(517)		(36,831)
JELD-WEN Holding, Inc.	(20)		(392)
Johnson Controls International plc (b)	(447)		(17,201)
Owens Corning	(499)		(30,174)
			(131,819)
Capital Markets - (0.68)%
The Charles Schwab Corporation	(4,974)		(164,888)
Deutsche Bank AG (b)	(7,303)		(65,672)
Julius Baer Group Ltd. (b)	(729)		(32,003)
Morgan Stanley	(8,085)		(395,195)
Partners Group Holding AG (b)	(29)		(28,093)
			(685,851)
Chemicals - (0.61)%
Albemarle Corporation	(1,585)		(130,699)
Axalta Coating Systems Ltd. (b)	(480)		(10,656)
BASF SE (b)	(2,743)		(151,321)
Dow, Inc.	(482)		(19,791)
Ecolab, Inc.	(89)		(16,650)
International Flavors & Fragrances, Inc.	(1,177)		(148,243)
LyondellBasell Industries NV, Class A (b)	(8)		(500)
Novozymes A/S (b)	(959)		(57,367)
PPG Industries, Inc.	(698)		(75,140)
Westlake Chemical Corporation	(98)		(5,341)
			(615,708)
Commercial Services & Supplies - (0.07)%
ADT, Inc.	(35)		(301)
Casella Waste Systems, Inc., Class A	(246)		(13,631)
IAA, Inc.	(938)		(40,662)
Interface, Inc.	(17)		(136)
Waste Connections, Inc. (b)	(195)		(19,962)
			(74,692)
Communications Equipment - (0.21)%
Arista Networks, Inc.	(292)		(75,853)
Cisco Systems, Inc.	(1,791)		(84,356)
Juniper Networks, Inc.	(2,074)		(52,638)
			(212,847)
Construction Materials - (0.04)%
Cemex SAB de CV - ADR (b)	(209)		(639)
Eagle Materials, Inc.	(107)		(8,585)
Martin Marietta Materials, Inc.	(39)		(8,080)
Vulcan Materials Company	(197)		(23,132)
			(40,436)
Consumer Finance - (0.21)%
American Express Company	(2,259)		(210,810)

Containers & Packaging - (0.08)%
Amcor plc (b)	(1,652)		(17,015)
Ball Corporation	(95)		(6,995)
International Paper Company	(132)		(4,592)
O-I Glass, Inc.	(886)		(9,250)
Packaging Corporation of America	(197)		(18,936)
Sealed Air Corporation	(202)		(7,207)
Silgan Holdings, Inc.	(467)		(17,863)
			(81,858)
Diversified Telecommunication Services - (0.14)%
AT&T, Inc.	(2,235)		(66,111)
Verizon Communications, Inc.	(1,212)		(69,666)
			(135,777)
Electric Utilities - (0.91)%
American Electrical Power Company, Inc. (j)	(2,262)		(196,522)
Avangrid, Inc. (j)	(3,944)		(196,372)
Duke Energy Corporation	(1,651)		(139,906)
Exelon Corporation	(556)		(21,467)
Fortis, Inc. (b)	(1,379)		(56,161)
Hawaiian Electric Industries, Inc.	(2,502)		(90,722)
NextEra Energy, Inc. (j)	(174)		(48,842)
OGE Energy Corporation	(2,255)		(74,189)
The Xcel Energy, Inc.	(1,217)		(84,022)
			(908,203)
Electrical Equipment - (0.20)%
Acuity Brands, Inc.	(79)		(7,829)
Emerson Electric Company	(2,462)		(152,668)
Hubbell, Inc.	(104)		(14,037)
Rockwell Automation, Inc.	(63)		(13,743)
TPI Composites, Inc.	(289)		(7,393)
			(195,670)
Energy Equipment & Services - (0.50)%
Baker Hughes, Inc.	(10,597)		(164,148)
Halliburton Company	(7,242)		(103,778)
Helmerich & Payne, Inc.	(1,012)		(18,044)
Nabors Industries Ltd. (b)	(920)		(39,017)
National Oilwell Varco, Inc.	(4,945)		(56,917)
Patterson-UTI Energy, Inc.	(13,413)		(51,975)
Schlumberger Ltd. (b)	(2,973)		(53,930)
Tenaris SA - ADR (b)	(1,443)		(16,883)
			(504,692)
Entertainment - (0.84)%
AMC Entertainment Holdings, Inc., Class A	(355)		(1,434)
CD Projekt SA (b)	(227)		(24,357)
Cinemark Holdings, Inc.	(562)		(6,648)
Electronic Arts, Inc. (j)	(940)		(133,123)
Live Nation Entertainment, Inc.	(590)		(27,618)
Madison Square Garden Entertainment Corporation	(668)		(47,335)
Netflix, Inc.	(369)		(180,397)
Sciplay Corporation, Class A	(1,545)		(22,588)
Spotify Technology SA (b)	(116)		(29,907)
The Walt Disney Company	(2,699)		(315,621)
Zynga, Inc., Class A	(5,200)		(51,116)
			(840,144)
Food & Staples Retailing - (0.32)%
BJ's Wholesale Club Holdings, Inc.	(1,705)		(68,285)
Grocery Outlet Holding Corporation	(638)		(28,066)
The Kroger Company	(1,784)		(62,065)
Sprouts Farmers Market, Inc.	(1,208)		(31,867)
Sysco Corporation	(150)		(7,928)
United Natural Foods, Inc.	(551)		(10,937)
Wal-Mart Stores, Inc.	(834)		(107,920)
			(317,068)
Food Products - (0.72)%
Conagra Brands, Inc.	(2,147)		(80,405)
Flowers Foods, Inc.	(4,017)		(91,387)
General Mills, Inc.	(3,071)		(194,302)
Hormel Foods Corporation	(5,018)		(255,216)
Ingredion, Inc.	(308)		(26,642)
The JM Smucker Company	(283)		(30,946)
Kellogg Company	(603)		(41,601)
			(720,499)
Gas Utilities - (0.05)%
Atmos Energy Corporation	(179)		(18,972)
New Jersey Resources Corporation	(978)		(30,377)
			(49,349)
Health Care Equipment & Supplies - (0.58)%
Alcon, Inc. (b)	(3,163)		(189,717)
Align Technology, Inc.	(379)		(111,358)
Baxter International, Inc.	(325)		(28,073)
Hill-Rom Holdings, Inc.	(1,705)		(165,760)
Medtronic plc (b)	(426)		(41,100)
Nevro Corporation	(116)		(15,423)
STERIS plc (b)	(204)		(32,565)
			(583,996)
Health Care Providers & Services - (0.32)%
HCA Holdings, Inc.	(457)		(57,875)
Molina Healthcare, Inc.	(707)		(130,583)
Quest Diagnostics, Inc.	(132)		(16,773)
UnitedHealth Group, Inc.	(394)		(119,295)
			(324,526)
Health Care Technology - (0.24)%
Cerner Corporation	(3,432)		(238,352)

Hotels, Restaurants & Leisure - (1.30)%
BJ's Restaurants, Inc.	(1,710)		(34,303)
Boyd Gaming Corporation	(249)		(5,894)
Carnival Corporation (b)	(1,658)		(23,013)
The Cheesecake Factory, Inc.	(24)		(576)
Chipotle Mexican Grill, Inc.	(186)		(214,860)
Dave & Buster's Entertainment, Inc.	(1,613)		(19,905)
Dine Brands Global, Inc.	(405)		(18,399)
Domino's Pizza, Inc.	(235)		(90,853)
Dunkin' Brands Group, Inc.	(347)		(23,849)
Flutter Entertainment plc (b)	(1,177)		(176,228)
Hilton Grand Vacations, Inc.	(1,309)		(26,573)
Hyatt Hotels Corporation, Class A	(1,218)		(58,464)
International Game Technology plc (b)	(1,276)		(12,581)
Marriott International, Inc., Class A	(1,073)		(89,944)
Marriott Vacations Worldwide Corporation	(574)		(48,595)
McDonald's Corporation	(101)		(19,622)
MGM Resorts International	(5,734)		(92,260)
Norwegian Cruise Line Holdings Ltd. (b)	(61)		(832)
Papa John's International, Inc.	(626)		(59,263)
Penn National Gaming, Inc.	(61)		(2,065)
Planet Fitness, Inc., Class A	(1,679)		(87,644)
Red Rock Resorts, Inc., Class A	(1,562)		(17,120)
Royal Caribbean Cruises Ltd. (b)	(476)		(23,186)
Six Flags Entertainment Corporation	(1,389)		(24,155)
Starbucks Corporation	(459)		(35,127)
Wingstop, Inc.	(104)		(16,250)
Wyndham Hotels & Resorts, Inc.	(1,794)		(79,223)
			(1,300,784)
Household Durables - (0.08)%
D.R. Horton, Inc.	(400)		(26,464)
Lennar Corporation, Class A	(182)		(13,167)
Mohawk Industries, Inc.	(334)		(26,670)
Roku, Inc.	(28)		(4,337)
Whirlpool Corporation	(81)		(13,213)
			(83,851)
Household Products - (0.35)%
Church & Dwight Company, Inc.	(1,120)		(107,889)
Colgate-Palmolive Company	(609)		(47,015)
Kimberly-Clark Corporation	(1,302)		(197,956)
			(352,860)
Independent Power and Renewable Electricity Producers - (0.02)%
NextEra Energy Partners LP (j)	(117)		(7,277)
Uniper SE (b)	(430)		(14,845)
			(22,122)
Industrial Conglomerates - (0.73)%
3M Company	(3,320)		(499,560)
General Electric Company	(5,478)		(33,252)
Honeywell International, Inc.	(1,327)		(198,214)
			(731,026)
Insurance - (0.57)%
Aegon NV (b)	(24,223)		(70,983)
Allianz SE (b)	(167)		(34,648)
Aon plc, Class A (b)	(1,175)		(241,134)
Fidelity National Financial, Inc.	(227)		(7,346)
Manulife Financial Corporation (b)	(5,162)		(69,176)
Mapfre SA (b)	(26,876)		(48,667)
Ping An Insurance Group Company of China Ltd. (b)	(6,128)		(64,658)
Storebrand ASA (b)	(5,759)		(31,515)
			(568,127)
Interactive Media & Services - (0.84)%
Cargurus, Inc.	(197)		(5,691)
Match Group, Inc.	(5,051)		(518,738)
Twitter, Inc.	(8,050)		(293,020)
Yelp, Inc.	(918)		(22,932)
			(840,381)
Internet & Direct Marketing Retail - (0.54)%
Chewy, Inc., Class A	(16)		(840)
eBay, Inc.	(4,516)		(249,645)
MercadoLibre, Inc.	(33)		(37,112)
Overstock.com, Inc.	(638)		(48,226)
The RealReal, Inc.	(179)		(2,442)
TripAdvisor, Inc.	(928)		(18,773)
Wayfair, Inc., Class A	(679)		(180,675)
			(537,713)
IT Services - (0.74)%
Accenture plc, Class A (b)	(176)		(39,561)
Automatic Data Processing, Inc.	(290)		(38,544)
Fastly, Inc., Class A	(197)		(19,009)
International Business Machines Corporation	(3,346)		(411,357)
Okta, Inc.	(988)		(218,328)
Square, Inc., Class A	(80)		(10,388)
			(737,187)
Leisure Products - (0.04)%
Brunswick Corporation	(581)		(38,915)

Life Sciences Tools & Services - (0.36)%
Agilent Technologies, Inc.	(29)		(2,794)
Evotec SE (b)	(13)		(344)
Illumina, Inc.	(566)		(216,302)
Thermo Fisher Scientific, Inc.	(340)		(140,743)
			(360,183)
Machinery - (0.65)%
Allison Transmission Holdings, Inc.	(87)		(3,250)
Caterpillar, Inc.	(577)		(76,672)
Colfax Corporation	(431)		(12,533)
Deere & Company	(89)		(15,692)
Donaldson Company, Inc.	(3)		(145)
IDEX Corporation	(116)		(19,119)
Ingersoll Rand, Inc.	(2,393)		(75,595)
Kennametal, Inc.	(235)		(6,336)
Navistar International Corporation	(320)		(10,250)
PACCAR, Inc.	(2,007)		(170,755)
Parker-Hannifin Corporation	(216)		(38,647)
Terex Corporation	(380)		(7,163)
Trinity Industries, Inc.	(1,228)		(23,983)
Wabtec Corporation	(889)		(55,287)
Xylem, Inc.	(1,875)		(136,837)
			(652,264)
Marine - (0.01)%
Star Bulk Carriers Corporation (b)	(1,680)		(11,710)

Media - (1.31)%
AMC Networks, Inc., Class A	(41)		(947)
Comcast Corporation, Class A	(8,795)		(376,426)
Fox Corporation, Class A	(9,093)		(234,327)
The Interpublic Group of Companies, Inc.	(8,243)		(148,786)
Meredith Corporation	(174)		(2,499)
MSG Networks, Inc., Class A	(434)		(4,136)
National CineMedia, Inc.	(87)		(215)
Omnicom Group, Inc.	(5,935)		(318,888)
Publicis Groupe SA (b)	(4,674)		(149,456)
Sinclair Broadcast Group, Inc., Class A	(1,045)		(21,527)
ViacomCBS, Inc., Class B	(2,020)		(52,661)
			(1,309,868)
Metals & Mining - (0.04)%
Allegheny Technologies, Inc.	(1,389)		(12,070)
United States Steel Corporation	(3,450)		(22,977)
			(35,047)
Multiline Retail - (0.21)%
Big Lots, Inc.	(1,503)		(59,128)
Dollar General Corporation	(275)		(52,360)
Kohl's Corporation	(786)		(14,965)
Macy's, Inc.	(3,457)		(20,949)
Nordstrom, Inc.	(2,495)		(34,157)
Target Corporation	(250)		(31,470)
			(213,029)
Multi-Utilities - (0.34)%
Avista Corporation	(2,316)		(85,993)
National Grid plc - ADR (b)	(3,327)		(196,659)
NorthWestern Corporation	(377)		(21,210)
WEC Energy Group, Inc. (j)	(348)		(33,151)
			(337,013)
Oil, Gas & Consumable Fuels - (2.22)%
Antero Resources Corporation	(11,777)		(34,860)
BP plc - ADR (b)	(6,029)		(132,879)
Cabot Oil & Gas Corporation	(9,264)		(173,237)
Callon Petroleum Company	(7,762)		(8,849)
Centennial Resource Development, Inc., Class A	(8,086)		(6,366)
Chevron Corporation	(1,728)		(145,048)
Cimarex Energy Company	(2,852)		(69,760)
ConocoPhillips	(4,896)		(183,061)
Continental Resources, Inc.	(9,153)		(158,255)
Devon Energy Corporation	(14,024)		(147,112)
Diamondback Energy, Inc.	(4,121)		(164,263)
EOG Resources, Inc.	(3,292)		(154,230)
Euronav NV (b)	(1,854)		(18,151)
Exxon Mobil Corporation	(4,999)		(210,358)
Marathon Oil Corporation (j)	(28,447)		(156,174)
Murphy Oil Corporation	(10,606)		(140,105)
Occidental Petroleum Corporation	(8,590)		(135,207)
Range Resources Corporation	(6,714)		(43,372)
Royal Dutch Shell plc, Class A - ADR (b)	(1,046)		(31,181)
Southwestern Energy Company	(16,685)		(40,545)
The Williams Companies. Inc.	(924)		(17,676)
WPX Energy, Inc.	(9,605)		(57,342)
			(2,228,031)
Personal Products - (0.23)%
Beiersdorf AG (b)	(734)		(87,644)
The Estée Lauder Companies, Inc., Class A	(741)		(146,377)
			(234,021)
Pharmaceuticals - (0.24)%
Eli Lilly & Company	(1,438)		(216,117)
Pfizer, Inc.	(524)		(20,164)
			(236,281)
Professional Services - (0.23)%
Dun & Bradstreet Holdings, Inc.	(6,646)		(169,473)
Nielsen Holdings plc (b)	(3,941)		(56,869)
			(226,342)
Real Estate Investment Trusts (REITs) - (4.79)%
American Homes 4 Rent, Class A	(14,456)		(419,224)
Apple Hospitality REIT, Inc.	(260)		(2,293)
AvalonBay Communities, Inc.	(1,358)		(207,937)
Brandywine Realty Trust	(750)		(8,122)
Camden Property Trust	(2,468)		(224,119)
Corporate Office Properties Trust	(1,842)		(48,776)
Cousins Properties, Inc.	(121)		(3,717)
Douglas Emmett, Inc.	(11,068)		(322,522)
Essex Property Trust, Inc.	(1,069)		(235,971)
Extra Space Storage, Inc.	(1,556)		(160,797)
Federal Realty Investment Trust	(563)		(42,957)
First Industrial Realty Trust, Inc.	(1,807)		(79,363)
Franklin Street Properities Corporation	(12,635)		(66,334)
Gaming and Leisure Properties, Inc.	(7,998)		(289,608)
Healthcare Trust of America, Inc., Class A	(2,464)		(68,031)
Healthpeak Properties, Inc.	(6,253)		(170,644)
Hudson Pacific Properties, Inc.	(4,519)		(106,513)
Kite Realty Group Trust	(13,386)		(132,120)
LTC Properties, Inc.	(7,355)		(273,238)
Medical Properties Trust, Inc.	(8,264)		(166,354)
National Health Investors, Inc.	(412)		(25,544)
National Retail Properties, Inc.	(669)		(23,716)
Pebblebrook Hotel Trust	(2,476)		(26,246)
Physicians Realty Trust	(6,877)		(124,061)
Prologis, Inc.	(2,749)		(289,800)
Regency Centers Corporation	(4,339)		(178,029)
Retail Properties of America, Inc., Class A	(3,810)		(24,232)
Ryman Hospitality Properties, Inc.	(493)		(15,786)
SITE Centers Corporation	(3,867)		(28,345)
SL Green Realty Corporation	(2,729)		(126,899)
STORE Capital Corporation	(4,570)		(108,263)
Tanger Factory Outlet Centers, Inc.	(10,141)		(65,207)
Taubman Centers, Inc.	(4,559)		(176,524)
Terreno Realty Corporation	(3,399)		(206,523)
Ventas, Inc.	(3,172)		(121,678)
Vornado Realty Trust	(3,006)		(103,767)
Washington Real Estate Investment Trust	(5,169)		(115,579)
Weyerhaeuser Company	(627)		(17,437)
			(4,806,276)
Road & Rail - (1.09)%
ArcBest Corporation	(2,344)		(71,234)
Canadian Pacific Railway Ltd. (b)	(1,539)		(423,502)
Heartland Express, Inc.	(575)		(11,664)
J.B. Hunt Transport Services, Inc.	(945)		(122,283)
Lyft, Inc., Class A	(3,892)		(113,763)
Saia, Inc.	(1,999)		(238,781)
Schneider National, Inc., Class B	(2,301)		(57,824)
TFI International, Inc. (b)	(1,321)		(57,318)
			(1,096,369)
Semiconductors & Semiconductor Equipment - (0.73)%
Analog Devices, Inc.	(1,716)		(197,083)
Applied Materials, Inc.	(1,265)		(81,377)
Broadcom, Inc.	(79)		(25,023)
Intel Corporation	(1,678)		(80,091)
Teradyne, Inc.	(870)		(77,395)
Texas Instruments, Inc.	(1,021)		(130,229)
Xilinx, Inc.	(1,339)		(143,742)
			(734,940)
Software - (2.02)%
Anaplan, Inc.	(722)		(32,786)
Appian Corporation	(302)		(15,363)
Aspen Technology, Inc.	(250)		(24,315)
Blackline, Inc.	(230)		(20,449)
Cerence, Inc.	(2,132)		(84,555)
Ceridian HCM Holding, Inc.	(143)		(11,195)
CyberArk Software Ltd. (b)	(807)		(95,097)
Fortinet, Inc.	(596)		(82,427)
Guidewire Software, Inc.	(112)		(13,178)
HubSpot, Inc.	(92)		(21,584)
Intuit, Inc.	(489)		(149,815)
Microsoft Corporation	(200)		(41,002)
Mimecast Ltd. (b)	(232)		(10,888)
New Relic, Inc.	(866)		(61,408)
Oracle Corporation	(3,695)		(204,888)
PagerDuty, Inc.	(7,335)		(223,571)
Paycom Software, Inc.	(536)		(152,422)
Paylocity Holding Corporation	(197)		(26,240)
Proofpoint, Inc.	(58)		(6,709)
salesforce.com, Inc.	(107)		(20,849)
SAP SE - ADR (b)	(399)		(63,529)
ServiceNow, Inc.	(448)		(196,762)
Slack Technologies, Inc., Class A	(3,480)		(102,834)
SolarWinds Corporation	(2,301)		(42,246)
The Trade Desk, Inc., Class A	(662)		(298,774)
Workday, Inc., Class A	(99)		(17,911)
Zoom Video Communications, Inc., Class A	(30)		(7,617)
			(2,028,414)
Specialty Retail - (0.50)%
Best Buy Company, Inc. (j)	(400)		(39,836)
The Gap, Inc.	(13,661)		(182,647)
Murphy USA, Inc.	(575)		(76,136)
Tractor Supply Company	(317)		(45,249)
Ulta Beauty, Inc.	(809)		(156,129)
			(499,997)
Technology Hardware, Storage & Peripherals - (0.67)%
Apple, Inc.	(46)		(19,552)
Hewlett Packard Enterprise Company	(29,771)		(293,840)
Logitech International SA (b)	(208)		(15,230)
NetApp, Inc.	(3,166)		(140,254)
Seagate Technology plc (b)(j)	(1,333)		(60,278)
Western Digital Corporation	(3,395)		(146,324)
			(675,478)
Textiles, Apparel & Luxury Goods - (0.30)%
Cie Financiere Richemont SA, Reg (b)	(3,302)		(204,992)
G-III Apparel Group Ltd.	(971)		(9,603)
Lululemon Athletica, Inc.	(174)		(56,653)
PVH Corporation	(531)		(25,838)
Under Armour, Inc., Class C	(696)		(6,605)
			(303,691)
Trading Companies & Distributors - (0.15)%
Air Lease Corporation	(1,171)		(30,704)
Beacon Roofing Supply, Inc.	(42)		(1,309)
Fastenal Company	(962)		(45,253)
HD Supply Holdings, Inc.	(163)		(5,721)
MSC Industrial Direct Company, Inc., Class A	(174)		(11,486)
United Rentals, Inc.	(138)		(21,441)
Watsco, Inc.	(106)		(25,023)
WESCO International, Inc.	(129)		(5,014)
			(145,951)
Total Short Common Stocks
Proceeds $(30,489,194)			(30,965,132)

SHORT EXCHANGE TRADED FUNDS - (10.28)%
Alerian MLP ETF	(2,404)		(57,071)
Communication Services Select Sector SPDR Fund	(3,736)		(217,174)
Consumer Discretionary Select Sector SPDR Fund	(291)		(39,867)
Consumer Staples Select Sector SPDR Fund	(3,580)		(224,466)
Energy Select Sector SPDR Fund	(1,099)		(39,597)
ETFMG Prime Cyber Security ETF	(2,561)		(123,952)
Financial Select Sector SPDR Fund	(3,002)		(72,138)
Health Care Select Sector SPDR Fund	(2,987)		(315,218)
Industrial Select Sector SPDR Fund	(5,123)		(367,473)
Invesco QQQ Trust Series 1	(5,087)		(1,352,074)
Invesco S&P 500 Low Volatility ETF	(375)		(19,976)
iShares 20+ Year Treasury Bond ETF (j)	(1,168)		(199,728)
iShares China Large-Cap ETF	(402)		(16,631)
iShares MSCI Emerging Markets ETF	(382)		(16,537)
iShares MSCI India ETF	(541)		(17,280)
iShares Nasdaq Biotechnology ETF	(476)		(63,960)
iShares Expanded Tech-Software Sector ETF	(1,102)		(325,366)
iShares Russell 2000 ETF	(5,035)		(741,958)
iShares Russell 2000 Growth ETF	(567)		(121,383)
iShares S&P/TSX 60 Index ETF	(690)		(12,631)
iShares STOXX Europe 600 Insurance UCITS ETF (b)	(4,386)		(126,864)
iShares Transportation Average ETF	(7)		(1,240)
iShares U.S. Real Estate ETF	(6,874)		(564,080)
iShares US Aerospace & Defense ETF	(380)		(59,546)
iShares US Technology ETF	(1,276)		(364,885)
Material Select Sector SPDR Fund	(618)		(37,303)
SPDR Gold Shares	(402)		(74,543)
SPDR S&P 500 ETF Trust (j)	(7,739)		(2,526,938)
SPDR S&P Biotech ETF	(826)		(90,307)
SPDR S&P Homebuilders ETF	(636)		(31,552)
SPDR S&P Retail ETF	(7,637)		(361,459)
SPDR S&P Semiconductor ETF	(5,343)		(650,777)
United States Oil Fund LP	(2,151)		(62,529)
Utilities Select Sector SPDR Fund	(9,700)		(590,051)
VanEck Vectors Semiconductor ETF	(1,963)		(326,290)
Vanguard REIT ETF	(1,160)		(94,412)
Total Short Exchange Traded Funds			(10,307,256)
Proceeds $(9,854,669)

SHORT PREFERRED STOCKS - (0.16)%
Henkel AG & Company KGaA (b)	(1,619)		(159,188)
Total Short Preferred Stocks
Proceeds $(158,496)			(159,188)

SHORT WARRANTS - (0.01)%
Occidental Petroleum Corporation	(1,338)		(7,493)
Total Short Warrants
(Proceeds $–)			(7,493)

Total Securities Sold Short
Proceeds $(40,502,359) - (41.32)%			$(41,439,069)
Total Investments
(Cost $50,751,833) - 54.02%			$54,176,707
Other Assets In Excess Of Liabilities - 45.98%			46,105,784
Total Net Assets - 100.00%			$100,282,491

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract unless otherwise noted.
(d)	1,000 shares per contract.
(e)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts. The total value of assets committed as collateral as of July 31, 2020, is $37,988,898.

(f)	The rate quoted is the annualized seven-day effective yield as of July 31, 2020.
(g)	Securities sold short are not owned by the Fund and cannot produce income.
(h)	Level 3 security. Security is restricted from resale and considered illiquid.
(i)	Level 3 security.
(j)	Held in connection with a written option, see Schedule of Written Options for more details.

ADR	- American Depository Receipt
ETF - Exchange Traded Fund
plc - Public Limited Company

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment  to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at  their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Long Common Stocks(1)	$43,763,734	$1,893,828	$13,607		$45,671,169
Long Exchange Traded Funds	39,319,287	27,240	-		39,346,527
Long Preferred Stocks	-	349,549	-		349,549
Long Private Placement	-	-	83,759		83,759
Long Contingent Value Rights	-	-	131		131
Long Rights	14,288	-	367		14,655
Long Warrants	17,005	-		(3)	17,005
Purchased Options	3,770	51,139	-		54,909
Long Short-Term Investments	10,078,072	-	-		10,078,072
Other Instruments		-	-
Future Contracts(2)	-	2,084,006	-		2,084,006
Forward Contracts(2)	-	529			529
	$93,196,156	$4,406,291	$97,864		$97,700,311

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Liabilities
Short Common Stocks(1)	$(29,131,111)	$(1,834,021)	$-		$(30,965,132)
Short Exchange Traded Funds	(10,180,392)	(126,864)	-		(10,307,256)
Short Preferred Stocks	-	(159,188)	-		(159,188)
Short Warrants	(7,493)	-	-		(7,493)
Other Instruments
Written Options	(6,862)	(67,047)	-		(73,909)
Swap Contracts(2)	-	(76,395)	-		(76,395)
	$(39,325,858)	$(2,263,515)	$-		$(41,589,373)

(1) Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts, futures contracts, and forward currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.

(3) Value of Warrants less than $0.25.

For the period ended July 31, 2020, there was one transfer to Level 3 securities.

Level 3 Reconciliation Disclosure
The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value

Description	Common Stock	Private Placement	Rights	Warrants
Balance as of October 31, 2019	$865	$-	$-	$-	(3)
Purchases on Investments	12,274	154,632	523	-
(Sales) of Investments	-	-	-	-
Realized (Gain) Loss	-	-	-	-
Transfers Into Level 3	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	468	(70,873)	(392)	-
Balance as of July 31, 2020	$13,607	$83,759	$131	$-	(3)

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
July 31, 2020

	Contracts(a)	Notional Amount	Value

CALL OPTIONS WRITTEN
American Water Works Company, Inc.
Expiration: August 2020, Exercise Price: $130.00	(6)	$(88,362)		$(10,440)
Best Buy Company, Inc.
Expiration: September 2020, Exercise Price: $97.50	(17)	(169,303)		(12,070)
Brunswick Corporation
Expiration: August 2020, Exercise Price: $75.00	(1)	(6,698)		(45)
Cadence Design Systems, Inc.
Expiration: August 2020, Exercise Price: $105.00	(2)	(21,850)		(1,200)
Charter Communications, Inc., Class A
Expiration: August 2020, Exercise Price: $600.00	(1)	(58,000)		(387)
CMS Energy Corporation
Expiration: August 2020, Exercise Price: $60.00	(6)	(38,508)		(2,610)
CrowdStrike Holdings, Inc.
Expiration: August 2020, Exercise Price: $115.00	(3)	(33,960)		(690)
Dell Technologies, Inc.
Expiration: August 2020, Exercise Price: $55.00	(4)	(23,932)		(2,170)
Expiration: August 2020, Exercise Price: $57.50	(7)	(41,881)		(2,450)
DraftKings, Inc.
Expiration: August 2020, Exercise Price: $40.00	(3)	(10,013)		(382)
DTE Energy Company
Expiration: August 2020, Exercise Price: $110.00	(6)	(69,378)		(3,990)
Evergy, Inc.
Expiration: August 2020, Exercise Price: $70.00	(19)	(123,177)		(1,045)
Expedia Group, Inc.
Expiration: August 2020, Exercise Price: $110.00	(7)	(56,707)		(7)
FedEx Corporation
Expiration: August 2020, Exercise Price: $170.00	(5)	(84,200)		(2,125)
FireEye, Inc.
Expiration: August 2020, Exercise Price: $16.50	(22)	(33,220)		(517)
Global Payments, Inc.
Expiration: August 2020, Exercise Price: $175.00	(3)	(53,406)		(2,340)
Las Vegas Sands Corporation
Expiration: September 2020, Exercise Price: $60.00	(18)	(78,552)		(450)
Marathon Petroleum Corporation
Expiration: August 2020, Exercise Price: $41.00	(38)	(145,160)		(3,192)
Mastercard, Inc.
Expiration: August 2020, Exercise Price: $310.00	(1)	(30,853)		(758)
NextEra Energy Partners LP
Expiration: October 2020, Exercise Price: $70.00	(13)	(80,860)		(780)
Ovintiv, Inc.
Expiration: August 2020, Exercise Price: $12.00	(44)	(42,636)		(770)
PayPal Holdings, Inc.
Expiration: August 2020, Exercise Price: $195.00	(4)	(78,428)		(2,804)
Pinnacle West Capital Corporation
Expiration: August 2020, Exercise Price: $80.00	(3)	(24,924)		(1,320)
QIAGEN NV (b)
Expiration: August 2020, Exercise Price: $48.00	(5)	(24,725)		(1,575)
Snap, Inc., Class A
Expiration: August 2020, Exercise Price: $24.00	(17)	(38,114)		(408)
Square, Inc., Class A
Expiration: August 2020, Exercise Price: $130.00	(1)	(12,985)		(620)
Take-Two Interactive Software, Inc.
Expiration: September 2020, Exercise Price: $165.00	(1)	(16,402)		(935)
United States Natural Gas Fund LP
Expiration: October 2020, Exercise Price: $20.00	(18)	(18,468)		(117)
WEC Energy Group, Inc.
Expiration: August 2020, Exercise Price: $90.00	(6)	(57,156)		(3,390)
Wynn Resorts Ltd.
Expiration: August 2020, Exercise Price: $105.00	(11)	(79,673)		(737)
Zoom Video Communications, Inc., Class A
Expiration: July 2020, Exercise Price: $265.00	(1)	(25,391)		(3)
				(60,327)

PUT OPTIONS WRITTEN
American Electrical Power Company, Inc.
Expiration: August 2020, Exercise Price: $77.50	(17)	(147,696)		(637)
Avangrid, Inc.
Expiration: September 2020, Exercise Price: $45.00	(12)	(59,748)		(720)
CMS Energy Corporation
Expiration: August 2020, Exercise Price: $60.00	(6)	(38,508)		(270)
Dominion Energy, Inc.
Expiration: August 2020, Exercise Price: $75.00	(13)	(105,339)		(422)
DTE Energy Company
Expiration: August 2020, Exercise Price: $110.00	(6)	(69,378)		(720)
Edwards Lifesciences Corporation
Expiration: August 2020, Exercise Price: $70.00	(1)	(7,841)		(40)
Electronic Arts, Inc.
Expiration: September 2020, Exercise Price: $115.00	(2)	(28,324)		(200)
Facebook, Inc., Class A
Expiration: July 2020, Exercise Price: $230.00	(1)	(25,367)		(1)
Grubhub, Inc.
Expiration: September 2020, Exercise Price: $52.50	(78)	(563,472)		(2,106)
iShares 20+ Year Treasury Bond ETF
Expiration: August 2020, Exercise Price: $140.00	(35)	(598,500)		(210)
iShares Russell 2000 ETF
Expiration: August 2020, Exercise Price: $129.00	(5)	(73,680)		(235)
Expiration: August 2020, Exercise Price: $138.00	(14)	(206,304)		(2,100)
Marathon Petroleum Corporation
Expiration: August 2020, Exercise Price: $35.00	(35)	(133,700)		(3,588)
NextEra Energy Partners LP
Expiration: October 2020, Exercise Price: $50.00	(13)	(80,860)		(715)
NextEra Energy, Inc.
Expiration: August 2020, Exercise Price: $270.00	(3)	(84,210)		(1,020)
Seagate Technology plc
Expiration: August 2020, Exercise Price: $44.00	(2)	(9,044)		(67)
SPDR S&P 500 ETF Trust
Expiration: July 2020, Exercise Price: $305.00	(11)	(359,172)		(6)
Expiration: August 2020, Exercise Price: $300.00	(10)	(326,520)		(135)
WEC Energy Group, Inc.
Expiration: August 2020, Exercise Price: $90.00	(6)	(57,156)		(390)
				(13,582)
TOTAL OPTIONS WRITTEN
(Premiums received $96,158)			$	(73,909)

(a) 100 shares per contract.
(b) Foreign security.
ETF - Exchange Traded Fund
plc - Public Limited Company

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
July 31, 2020

			Pay/Receive	Financing	Payment	Number of	Notional	Value and Unrealized
Counterparty	Security	Maturity Date	Financing Rate	Rate	Frequency	Shares/Units	Amount	Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Aston Martin Lagonda Global	7/11/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	25,300	$19,445	$1,270
Morgan Stanley	AXA SA	5/6/22	Pay	0.600% + 1 Day EONIA(3)	Monthly	4,166	83,586	(5,634)
Morgan Stanley	Barclays plc	5/6/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	79,896	103,585	(14,612)
Morgan Stanley	Beazley plc	5/6/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	5,821	31,709	528
Morgan Stanley	BNP Paribas SA	5/6/22	Pay	0.600% + 1 Day EONIA(3)	Monthly	2,652	106,992	1,062
Morgan Stanley	Boohoo Group plc	7/11/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	21,590	73,047	10,275
Morgan Stanley	Coca-Cola HBC AG	6/22/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	1,759	45,794	(541)
Morgan Stanley	Engie SA	6/30/22	Pay	0.600% + 1 Day EONIA(3)	Monthly	18,901	251,784	10,834
Morgan Stanley	Flutter Entertainment plc	4/25/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	86	12,880	684
Morgan Stanley	Growth vs. Value Basket	2/2/22	Pay	0.850% Fixed Rate	Monthly	713	133,039	5,084
Morgan Stanley	High Beta Cyclicals	3/22/21	Pay	0.500% + FED(2)	Monthly	4,084	151,557	8,819
Morgan Stanley	Inegnico Group	11/29/21	Pay	0.600% + 1 Day EONIA(3)	Monthly	4,458	721,455	85,540
Morgan Stanley	Marfrig Global Foods NPV	5/2/22	Pay	1.000% + FED(2)	Monthly	18,299	50,864	6,257
Morgan Stanley	MSSTGREC INDEX SWAP	6/21/22	Pay	0.600% + 1 Day EONIA(3)	Monthly	475	61,039	1,799
Morgan Stanley	Ocado Group plc	2/2/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	311	8,332	287
Morgan Stanley	Pernod Ricard SA	6/6/22	Pay	0.600% + 1 Day EONIA(3)	Monthly	209	35,917	340
Morgan Stanley	Peugeot SA	11/29/21	Pay	0.600% + 1 Day EONIA(3)	Monthly	16,370	263,144	(8,966)
Morgan Stanley	Poste Italiane SpA	1/5/22	Pay	0.600% + 1 Day EONIA(3)	Monthly	11,330	104,106	638
Morgan Stanley	Reckitt Benckiser Group plc	1/17/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	433	43,417	4,867
Morgan Stanley	Standard Chartered plc	5/6/22	Pay	0.600% + 1 Day SONIA(1)	Monthly	18,576	92,878	(8,589)
Morgan Stanley	Teleperformance SE	11/29/21	Pay	0.600% + 1 Day EONIA(3)	Monthly	647	189,355	21,215
Morgan Stanley	The Morgan Stanley Cyclicals vs Defensives Basket	2/8/22	Pay	0.850% Fixed Rate	Monthly	1,727	115,053	(1,106)
Morgan Stanley	U.S. Quality Basket	2/8/22	Pay	0.950% Fixed Rate	Monthly	227	27,140	(1,559)
Morgan Stanley	U.S. TMT Momentum Short Basket	4/13/22	Pay	0.500% + FED(2)	Monthly	413	64,139	13,388
Morgan Stanley	U.S. Value Long Basket	4/13/22	Pay	0.500% + FED(2)	Monthly	1,583	133,745	1,001
Morgan Stanley	U.S. Value Short Basket	4/13/22	Pay	0.500% + FED(2)	Monthly	761	190,973	65,902
Morgan Stanley	United Utilities Group plc	6/29/22	Pay	0.060% + 1 Day SONIA(1)	Monthly	756	8,866	280
Morgan Stanley	Vodafone Group plc	1/17/22	Pay	0.060% + 1 Day SONIA(1)	Monthly	50,060	75,233	(15,544)
Morgan Stanley	William Hill plc	4/25/22	Pay	0.060% + 1 Day SONIA(1)	Monthly	24,058	32,754	(2,591)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	888 Holdings plc	4/25/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(8,372)	(20,111)	(4,302)
Morgan Stanley	ABN AMRO Bank NV	5/6/22	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(12,115)	(100,625)	9,660
Morgan Stanley	Adyen NV	5/6/22	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(6)	(10,015)	(1,400)
Morgan Stanley	Ashmore Group plc	5/6/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(8,886)	(45,458)	3,457
Morgan Stanley	BP plc	2/2/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(1,740)	(6,301)	268
Morgan Stanley	Communications Equipment Basket	6/30/22	Pay	(0.450)% + FED(2)	Monthly	(950)	(42,018)	(3,610)
Morgan Stanley	Faurecia SE	12/8/21	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(191)	(7,376)	1,509
Morgan Stanley	Growth vs. Value Basket	2/2/22	Pay	(0.850)% Fixed Rate	Monthly	(3,438)	(641,496)	(12,955)
Morgan Stanley	HSBC Holdings plc	5/6/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(17,301)	(77,904)	5,904
Morgan Stanley	Hitachi, Ltd	9/8/21	Pay	(0.400)%+ TONAR (4)	Monthly	(22.293)	(210.144)	(4,408)
Morgan Stanley	Infotech Basket	6/30/22	Pay	(0.450)% + FED(2)	Monthly	(968)	(143,448)	(27,153)
Morgan Stanley	InterContinental Hotels Group plc	2/1/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(2,860)	(131,735)	(5,961)
Morgan Stanley	JBS SA SWAP	5/2/22	Pay	(1.100)% + FED(2)	Monthly	(5,442)	(22,607)	(125)
Morgan Stanley	L'Oreal SA	11/29/21	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(310)	(104,045)	(2,719)
Morgan Stanley	Media Basket	6/30/22	Pay	(0.400)% + FED(2)	Monthly	(835)	(48,998)	(1,409)
Morgan Stanley	Morgan Stanley Crowd Basket	3/22/21	Pay	(0.500)% + FED(2)	Monthly	(118)	(13,912)	(1,222)
Morgan Stanley	MSHDGVW4 Index Swap	2/9/22	Pay	(0.310)% + 1 Day EONIA(3)	Monthly	(2,038)	(338,494)	6,529
Morgan Stanley	Peugeot SA	12/8/21	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(2,618)	(42,084)	11,070
Morgan Stanley	Playtech plc	4/25/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(1,271)	(4,972)	(104)
Morgan Stanley	Prudential plc	5/6/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(7,421)	(106,052)	5,337
Morgan Stanley	Reckitt Benckiser Group plc	6/22/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(1,473)	(147,698)	(1,009)
Morgan Stanley	Remy Cointreau SA	6/6/22	Pay	(2.330)% + 1 Day EONIA(3)	Monthly	(216)	(34,642)	(388)
Morgan Stanley	Retail Bricks and Mortar Basket	7/22/22	Pay	(0.450)% + FED(2)	Monthly	(813)	(20,536)	(433)
Morgan Stanley	Royal Bank of Scotland Group	5/6/22	Pay	(0.600)% + 1 Day SONIA(1)	Monthly	(53,449)	(73,611)	6,717
Morgan Stanley	Severn Trent plc	6/29/22	Pay	(0.600)% + 1 Day SONIA(1)	Monthly	(260)	(8,286)	(284)
Morgan Stanley	Siemens Healthineers AG	11/29/21	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(3,863)	(201,114)	(15,995)
Morgan Stanley	Software Basket	6/30/22	Pay	(0.400)% + FED(2)	Monthly	(2,222)	(367,852)	(65,741)
Morgan Stanley	SSE plc	12/31/20	Pay	(0.600)% + 1 Day SONIA(1)	Monthly	(4)	(68)	(12)
Morgan Stanley	The Morgan Stanely U.S. Cyclicals vs. Defensives	2/2/22	Pay	(0.850)% Fixed Rate	Monthly	(1,696)	(112,988)	(952)
Morgan Stanley	The Morgan Stanley U.S. Growth Long Basket	3/15/22	Pay	(0.700)% + FED(2)	Monthly	(1,840)	(336,821)	(61,031)
Morgan Stanley	The Morgan Stanley U.S. Momentum Long Basket	4/1/22	Pay	(0.400)% + FED(2)	Monthly	(834)	(146,926)	(19,639)
Morgan Stanley	U.S. Quality Short Basket	4/29/22	Pay	(0.750% + FED(2)	Monthly	(2,030)	(258,196)	(4,131)
Morgan Stanley	U.S. Value Short Basket	4/1/22	Pay	(0.550)% + FED(2)	Monthly	(2,407)	(604,037)	(60,546)
Morgan Stanley	STHM Index Swap	2/2/22	Pay	(0.350)% + FED(2)	Monthly	(810)	(125,688)	(2,890)
Morgan Stanley	Worldline SA	5/6/22	Pay	(0.500)% + 1 Day EONIA(3)	Monthly	(1,131)	(97,299)	(10,335)
Morgan Stanley	WPP plc	1/17/22	Pay	(0.500)% + 1 Day SONIA(1)	Monthly	(5,638)	(41,813)	680
								$(76,395)

(1) Sterling OverNight Index Average
(2) Federal Funds Rate
(3) Euro OverNight Index Average
(4) Bank of Japan Estimate Unsecured Overnight Call Rate
plc - Public Limited Company
* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Schedule of Open Forward Currency Contracts
July 31, 2020 (Unaudited)

Settlement	Currency to be		Value	Currency to be		Value	Unrealized
Date	Delivered		(USD)	Received		(USD)	Appreciation
8/31/2020	205,634	BRL	$39,364	39,893	USD	$39,893	$529
			$39,364			$39,893	$529

BRL - Brazillian Real

* Morgan Stanley is the counterparty for all open forward currency contracts held by the Fund as of July 31, 2020.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Balanced Risk Fund

SCHEDULE OF OPEN FUTURES CONTACTS (Unaudited)
July 31, 2020

Expiration Date	Issue	Number of Contracts Purchased		Notional Amount	Value and Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
8/28/2020	Brent Crude	5		$217,600	$8,041
9/21/2020	CBT 10-Year U.S. Treasury Bond	128		14,473,096	150,718
9/21/2020	CBT Long Term U.S. Treasury Bond	10		1,551,940	37,026
9/21/2020	CBT Ultra Long Term U.S. Treasury Bond	75		10,486,716	606,266
9/15/2020	Cocoa	2		48,000	234
9/18/2020	Coffee	1		44,606	7,197
9/28/2020	Copper	7		501,900	34,621
9/14/2020	Corn	16		252,800	(12,352)
9/18/2020	E-Mini Russell 2000	17		1,256,130	50,233
9/18/2020	E-Mini S&P 500	70		11,422,250	669,196
9/18/2020	E-Mini S&P MidCap 400	35		6,511,750	275,905
8/27/2020	Gold 100 oz	1		196,280	27,838
10/14/2020	Lean Hogs	1		19,852	(173)
8/27/2020	LME Aluminum	2		84,390	7,983
8/28/2020	LME Aluminum	1		42,208	2,158
9/18/2020	LME Aluminum	2		84,864	5,020
9/23/2020	LME Aluminum	6		254,978	13,904
8/4/2020	LME Nickel	1		82,428	11,385
8/21/2020	LME Nickel	1		82,496	4,214
9/18/2020	LME Nickel	2		165,141	11,907
9/24/2020	LME Nickel	1		82,587	7,947
7/31/2020	LME Zinc	1		57,263	9,347
8/21/2020	LME Zinc	4		231,050	26,908
2/24/2021	Natural Gas	6		167,300	4,105
8/27/2020	Natural Gas	1		18,000	828
11/13/2020	Soybean	17		758,625	12,539
12/14/2020	Soybean Meal	2		59,460	34
9/30/2020	Sugar No. 11	45		637,056	63,411
9/14/2020	Wheat	2		53,125	3,344
8/20/2020	WTI Crude	1		40,270	398
9/22/2020	WTI Crude	16		649,120	82,351
				$50,533,281	$2,122,533
SHORT FUTURES CONTRACTS
9/21/2020	CBT 10-Year U.S. Treasury Bond	(1)		(113,073)	(1,189)
9/18/2020	Euro STOXX 50	(3)		(112,483)	774
8/27/2020	Gold 100 oz	(1)		(196,280)	(26,352)
8/27/2020	LME Aluminum	(2)		(84,390)	(447)
8/28/2020	LME Aluminum	(1)		(42,208)	(353)
8/4/2020	LME Nickel	(1)		(82,428)	(1,863)
8/21/2020	LME Nickel	(1)		(82,496)	(532)
7/31/2020	LME Zinc	(1)		(57,263)	(2,619)
3/12/2021	Soybean	(5)		(223,875)	(4,577)
8/20/2020	WTI Crude	(12)	4	(483,240)	$(1,369)
				$(1,477,736)	$(38,527)